CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (4,171,178)	$ 1,000,786
(used in) provided by operating activities:
Allowance for accounts receivable	1,890,745	(1,763)
Allowance for advances to suppliers	92,198	0
Allowance for prepaid expenses and other current assets	(3,659)	0
Depreciation expense	782,906	398,649
Loss on disposal of property and equipment	497	0
Amortization of operating lease right-of-use assets	56,153	45,751
Amortization of intangible assets and land use right	100,514	62,162
Amortization of biological assets	401,621
Deferred income taxes	0	(28,399)
Amortization of deferred revenue	(49,252)	(56,442)
Amortization of debts issuance costs	124,167	0
Changes in operating assets and liabilities:
Accounts receivable	(3,462,885)	1,468,113
Inventory	(2,493,735)	280,890
Advances to suppliers	(33,081,045)	2,597,230
Prepaid expenses and other current assets	(317,769)	(19,838)
Accounts payable	10,523,215	677,448
Operating lease liabilities	966	(317,726)
Taxes payable	(137,337)	198,624
Accrued expenses and other current liabilities	457,757	(99,560)
Net cash (used in) provided by operating activities	(29,286,121)	6,205,925
Cash flows from investing activities:
Other receivables	(999,865)	(42,795)
Prepayment for purchase of property, plant and equipment	0	(3,676,736)
Purchase of property, plant and equipment	(9,862)	(58,663)
Proceeds from term deposits	0	3,140,013
Acquisition of a subsidiary, net of cash	620	0
Net cash used in investing activities	(1,009,107)	(638,181)
Cash flows from financing activities:
Proceeds from convertible notes	3,000,000	0
Proceeds from issuance of shares and warrants	7,820,433	0
Repayment of related parties loans	0	(1,384,388)
Proceeds from related parties loans	235,477	0
Repayment of bank loans	(1,502,577)	(134,076)
Proceeds from bank loans	2,151,525	785,003
Net cash provided by (used in) financing activities	11,704,858	(733,461)
Effect of exchange rate changes on cash	1,219,847	9,526
Net (decrease) increase in cash	(17,370,523)	4,843,809
Cash, beginning of year	18,046,872	190,758
Cash, end of year	676,349	5,034,567
Supplemental disclosure information:
Cash paid for income tax	6,319	74,144
Cash paid for interest	126,503	46,662
Supplemental non-cash activities:
Issuance of shares for acquisition	18,373,771	0
Right of use assets obtained in exchange for operating lease obligations	$ 0	$ 400,196